Unaudited Condensed Interim Consolidated Statements of Net and Comprehensive Loss - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Profit or loss [abstract]
Revenue	$ 10,000,000		$ 10,000,000
Expenses
Amortization	35,475	7,291	49,570	13,466
Consulting fees	83,744	451,068	195,869	720,497
Stock based compensation	206,087	740,051	434,663	991,408
Insurance	122,415	116,123	245,577	234,612
Management salaries and fees	605,277	749,880	1,146,872	1,398,466
Marketing and investor relations	8,843	102,487	17,487	208,676
Office and general	45,955	77,136	185,842	194,407
Professional fees	1,031,457	303,460	1,389,943	406,845
Rent	5,960	16,515	13,201	28,751
Research and Development	121,463	18,360,674	167,582	32,769,286
Travel	1,622	80,631	12,760	147,995
Interest charges	252,542		465,239
Foreign exchange (gain)	24,580	148,689	(48,923)	41,047
Total expenses	2,545,420	21,154,005	4,275,682	37,155,456
Net Earnings (Loss) from Operations	7,454,580	(21,154,005)	5,724,318	(37,155,456)
Finance Income (cost)
Interest	4,831	71,187	6,574	94,218
Gain on settlement	1,839,626		1,839,626
Gain (loss) on change in fair value of warrants	(8,782,920)	6,609,952	(7,665,444)	(3,866,673)
Warrant liability issue cost	(1,659,316)		(1,816,316)	(1,827,835)
Finance Income (cost)	(8,597,779)	6,681,139	(7,635,560)	(5,600,290)
Net and Comprehensive Loss For the Period	$ (1,143,199)	$ (14,472,866)	$ (1,911,242)	$ (42,755,746)
Basic and Diluted Loss Per Share	$ (0.02)	$ (0.46)	$ (0.04)	$ (1.57)
Weighted Average Number of Common Shares Basic and Diluted	60,764,929	31,150,237	52,518,608	27,190,063